Exploration and Evaluation Assets (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Movement Of The Company's EE Assets

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	32,980,487	26,612,758
Exploration and evaluation expenditures	1,514,153	7,818,048
Additions per property agreements	650,000	—
Disposal due to termination of property agreements	—	(1,450,319)
Balance, end of period	35,144,640	32,980,487